Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Although we have not adopted a formal policy pertaining to the timing of stock option grants to our NEOs, it is our practice not to time the grant of equity awards, including stock options, in relation to the release of material non-public information. Similarly, the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. In Fiscal 2025, we did not grant any stock options or stock appreciation rights during the period beginning four business days before, and ending one business day after, the filing of a Form 10-Q, Form 10-K, or Form 8-K.

Award Timing Method	Although we have not adopted a formal policy pertaining to the timing of stock option grants to our NEOs, it is our practice not to time the grant of equity awards, including stock options, in relation to the release of material non-public information. Similarly, the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we have not adopted a formal policy pertaining to the timing of stock option grants to our NEOs, it is our practice not to time the grant of equity awards, including stock options, in relation to the release of material non-public information.
MNPI Disclosure Timed for Compensation Value	false